Risk management - Foreign exchange sensitivity (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US Dollar
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	14.00%	11.00%
Effect on profit before tax of increase in exchange rate	₽ 329	₽ 83
Percentage of reasonably possible decrease in exchange rate	(14.00%)	(11.00%)
Effect on profit before tax of decrease in exchange rate	₽ (329)	₽ (83)
Euro
Currency sensitivity
Percentage of reasonably possible increase in exchange rate	14.00%	12.50%
Effect on profit before tax of increase in exchange rate	₽ 196	₽ 36
Percentage of reasonably possible decrease in exchange rate	(14.00%)	(12.50%)
Effect on profit before tax of decrease in exchange rate	₽ (196)	₽ (36)